DERIVATIVE FINANCIAL INSTRUMENTS (Details 1)	Dec. 31, 2022 USD ($) MT	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedges [abstract]
Quantity | MT	400
Current Assets
Disclosure of detailed information about hedges [abstract]
Notional value		$ 18,189,000
Fair value gain		5,109,000
Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Notional value	$ 2,164,000	3,620,000
Fair value gain	51,000	261,000
Current Liabilities
Disclosure of detailed information about hedges [abstract]
Notional value		8,177,000
Fair value gain		(611,000)
Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Notional value	2,526,000	3,993,000
Fair value gain	(138,000)	$ (93,000)
January 2023 0.5% FOB Rottedam Strike Price 510.25 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 510,250
Quantity | MT	350
Notional value	$ 179,000
Fair value gain	2,000
January 2023 to December 2023 Zero Point Five Percent FOB Singapore Strike Price 483.50 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 483,500
Quantity | MT	1,920
Notional value	$ 928,000
Fair value gain	31,000
April 2023 Zero Point Five Percent FOB Rottendam Strike Price 488.50 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 488,500
Quantity | MT	400
Notional value	$ 195,000
Fair value gain	5,000
May 2023 Zero Point Five Percent FOB Singapore Strike Price 529.25 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 529,250
Quantity | MT	250
Notional value	$ 132,000
Fair value gain	2,000
March 2023 to May 2023 Zero Point Five Percent FOB Singapore Strike Price 537.50 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 537,500
Quantity | MT	750
Notional value	$ 403,000
Fair value gain	4,000
January 2023 Zero Point Five Percent FOB Rottedam Strike Price 651 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 651,000
Quantity | MT	180
Notional value	$ 117,000
Fair value gain	(25,000)
January 2023 Zero Point Five percent FOB Rottedam Strike Price 599.50 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 599,500
Quantity | MT	450
Notional value	$ 270,000
Fair value gain	(38,000)
January 2023 to February 2023 Zero Point Five percent FOB Rottedam Strike Price 573.75 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 573,750
Quantity | MT	750
Notional value	$ 430,000
Fair value gain	(47,000)
February 2023 to July 2023 Zero Point Five percent FOB Rottedam Strike Price 510.25 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 510,250
Quantity | MT	2,100
Notional value	$ 1,072,000
Fair value gain	(20,000)
August 2023 to December 2023 Zero Point Five percent FOB Rottedam Strike Price 503.25 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 503,250
Quantity | MT	1,000
Notional value	$ 503,000
Fair value gain	(8,000)
June 2023 Zero Point Five percent FOB Rottedam Strike Price 537.50 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 537,500
Quantity | MT	250
Notional value	$ 134,000
Fair value gain	0
January 2022 To June 2022 Zero Point Five Percent Fob Rottendam Strike Price 518 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 518
Quantity | MT	1,200
Notional value	$ 622,000
Fair value gain	22,000
Jan 2022 Zero Point Five Percent Fob Rottendam Strike Price 407 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 407
Quantity | MT	500
Notional value	$ 204,000
Fair value gain	74,000
January 2022 To May 2022 Zero Point Five Percent Fob Singapore Strike Price 505.25 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 505.25
Quantity | MT	1,900
Notional value	$ 960,000
Fair value gain	115,000
January 2022 To March 2022 Zero Point Five Percent Fob Rottendam Strike Price 533 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 533
Quantity | MT	2,700
Notional value	$ 1,439,000
Fair value gain	33,000
January 2022 To February 2022 Zero Point Five Percent Fob Singapore Strike Price 564.75 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 564.75
Quantity | MT	700
Notional value	$ 395,000
Fair value gain	17,000
April 2022 To October 2022 Zero Point Five Percent Fob Rottedam Strike Price 533 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 533
Quantity | MT	6,500
Notional value	$ 3,465,000
Fair value gain	(74,000)
November 2022 Zero Point Five Percent Fob Rottedam Strike Price 528.5 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 528.5
Quantity | MT	500
Notional value	$ 264,000
Fair value gain	(10,000)
December 2022 Zero Point Five Percent Fob Rottedam Strike Price 527.5 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 527.5
Quantity | MT	500
Notional value	$ 264,000
Fair value gain	$ (9,000)